Commitments and Contingencies - Other (Details) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 02, 2019	Jan. 30, 2019	Feb. 09, 2016	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies
Period for which base rent is abated	7 months	7 months
Annual base rent per month after abatement	$ 18,178	$ 19,646
Percentage of annual increase in lease rent	3.00%	3.00%	3.00%
Rent expenses operating leases				$ 252,000	$ 107,000	$ 442,000	$ 308,000	$ 420,000	$ 376,000